LEASE OBLIGATIONS - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of Future Minimum Lease Payments Relating To The Right Of Use Assets [Abstract]
Interest expense on lease liabilities	$ 1,595	$ 1,300
Additions to right-of-use assets	$ 600